401(k) Retirement Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
401(k) Retirement Plan
401(k) Employer match contribution	$ 1.3	$ 0.0	$ 0.0